Shareholder Report	6 Months Ended	66 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LAZARD RETIREMENT SERIES INC
Entity Central Index Key	0001033669
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000028478
Shareholder Report [Line Items]
Fund Name	Lazard Retirement International Equity Portfolio
Class Name	Service Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement International Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Service Shares	MSCI EAFE Index
06/14	$10,000	$10,000
07/14	$9,640	$9,803
08/14	$9,665	$9,788
09/14	$9,412	$9,412
10/14	$9,397	$9,276
11/14	$9,491	$9,402
12/14	$9,152	$9,077
01/15	$9,152	$9,121
02/15	$9,774	$9,667
03/15	$9,679	$9,520
04/15	$10,015	$9,908
05/15	$10,059	$9,858
06/15	$9,891	$9,579
07/15	$10,096	$9,778
08/15	$9,434	$9,058
09/15	$9,059	$8,598
10/15	$9,566	$9,270
11/15	$9,537	$9,126
12/15	$9,311	$9,003
01/16	$8,857	$8,352
02/16	$8,629	$8,199
03/16	$9,236	$8,732
04/16	$9,342	$8,985
05/16	$9,342	$8,903
06/16	$9,076	$8,604
07/16	$9,289	$9,040
08/16	$9,193	$9,047
09/16	$9,361	$9,158
10/16	$8,927	$8,971
11/16	$8,759	$8,792
12/16	$8,912	$9,093
01/17	$9,036	$9,356
02/17	$9,136	$9,490
03/17	$9,398	$9,751
04/17	$9,667	$9,999
05/17	$10,029	$10,366
06/17	$9,968	$10,347
07/17	$10,299	$10,645
08/17	$10,260	$10,641
09/17	$10,447	$10,906
10/17	$10,611	$11,072
11/17	$10,775	$11,188
12/17	$10,903	$11,367
01/18	$11,446	$11,938
02/18	$10,832	$11,399
03/18	$10,862	$11,193
04/18	$10,872	$11,449
05/18	$10,721	$11,192
06/18	$10,581	$11,055
07/18	$10,742	$11,327
08/18	$10,538	$11,108
09/18	$10,649	$11,205
10/18	$9,863	$10,313
11/18	$9,852	$10,299
12/18	$9,386	$9,800
01/19	$9,910	$10,444
02/19	$10,248	$10,710
03/19	$10,325	$10,778
04/19	$10,619	$11,080
05/19	$10,270	$10,549
06/19	$10,848	$11,174
07/19	$10,630	$11,032
08/19	$10,405	$10,746
09/19	$10,668	$11,055
10/19	$10,887	$11,452
11/19	$10,974	$11,581
12/19	$11,358	$11,958
01/20	$11,149	$11,708
02/20	$10,328	$10,649
03/20	$8,718	$9,228
04/20	$9,222	$9,824
05/20	$9,704	$10,251
06/20	$9,967	$10,600
07/20	$10,372	$10,847
08/20	$10,927	$11,404
09/20	$10,684	$11,108
10/20	$10,210	$10,664
11/20	$11,714	$12,317
12/20	$12,293	$12,890
01/21	$12,027	$12,752
02/21	$12,189	$13,038
03/21	$12,502	$13,338
04/21	$12,930	$13,739
05/21	$13,231	$14,187
06/21	$12,965	$14,027
07/21	$13,034	$14,132
08/21	$13,365	$14,381
09/21	$12,963	$13,964
10/21	$13,294	$14,307
11/21	$12,549	$13,642
12/21	$13,010	$14,340
01/22	$12,502	$13,648
02/22	$12,301	$13,406
03/22	$12,123	$13,492
04/22	$11,390	$12,619
05/22	$11,698	$12,714
06/22	$10,751	$11,534
07/22	$11,165	$12,108
08/22	$10,529	$11,533
09/22	$9,569	$10,455
10/22	$10,028	$11,017
11/22	$11,211	$12,258
12/22	$11,058	$12,267
01/23	$12,059	$13,261
02/23	$11,684	$12,984
03/23	$12,017	$13,306
04/23	$12,184	$13,681
05/23	$11,725	$13,103
06/23	$12,476	$13,699
07/23	$12,713	$14,143
08/23	$12,264	$13,601
09/23	$11,785	$13,136
10/23	$11,404	$12,604
11/23	$12,405	$13,773
12/23	$12,814	$14,505
01/24	$12,701	$14,589
02/24	$13,152	$14,856
03/24	$13,617	$15,345
04/24	$13,138	$14,952
05/24	$13,800	$15,530
06/24	$13,490	$15,285

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service Shares	8.13%	4.46%	3.04%
MSCI EAFE Index	11.54%	6.46%	4.33%

AssetsNet	$ 113,890,947	$ 113,890,947
Holdings Count | Holding	79	79
Advisory Fees Paid, Amount	$ 373,623
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$113,890,947
# of Portfolio Holdings	79
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$373,623

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Industrials	23.7%
Financials	14.8%
Consumer Discretionary	12.7%
Information Technology	12.1%
Health Care	9.7%
Consumer Staples	9.6%
Materials	5.4%
Communication Services	3.7%
Energy	2.9%
Utilities	2.5%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

RELX PLC	3.6%
Unilever PLC	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR, ADR	2.4%
Roche Holding AG	2.3%
ICON PLC	2.1%
ABB Ltd.	1.9%
Hitachi Ltd.	1.8%
Suncor Energy, Inc.	1.7%
Compass Group PLC	1.7%
Renesas Electronics Corp.	1.7%

Material Fund Change [Text Block]
C000028474
Shareholder Report [Line Items]
Fund Name	Lazard Retirement US Small Cap Equity Select Portfolio
Class Name	Service Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement US Small Cap Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Service Shares	Russell 3000 Index	Russell 2000 Index
06/14	$10,000	$10,000	$10,000
07/14	$9,481	$9,803	$9,395
08/14	$9,960	$10,214	$9,861
09/14	$9,425	$10,001	$9,264
10/14	$9,994	$10,276	$9,875
11/14	$10,073	$10,525	$9,884
12/14	$10,233	$10,525	$10,166
01/15	$9,933	$10,232	$9,838
02/15	$10,696	$10,825	$10,423
03/15	$10,859	$10,715	$10,604
04/15	$10,696	$10,763	$10,334
05/15	$10,871	$10,912	$10,569
06/15	$10,871	$10,729	$10,648
07/15	$10,721	$10,909	$10,525
08/15	$10,067	$10,250	$9,864
09/15	$9,690	$9,952	$9,380
10/15	$10,119	$10,738	$9,908
11/15	$10,457	$10,797	$10,230
12/15	$9,989	$10,576	$9,716
01/16	$9,219	$9,979	$8,862
02/16	$9,327	$9,976	$8,862
03/16	$10,003	$10,678	$9,569
04/16	$10,016	$10,744	$9,720
05/16	$10,125	$10,936	$9,938
06/16	$9,976	$10,959	$9,932
07/16	$10,476	$11,394	$10,525
08/16	$10,594	$11,423	$10,711
09/16	$10,551	$11,441	$10,830
10/16	$10,351	$11,193	$10,316
11/16	$11,223	$11,694	$11,466
12/16	$11,566	$11,922	$11,787
01/17	$11,537	$12,147	$11,833
02/17	$11,780	$12,599	$12,062
03/17	$11,709	$12,607	$12,077
04/17	$11,680	$12,741	$12,210
05/17	$11,838	$12,871	$11,962
06/17	$12,052	$12,987	$12,376
07/17	$12,081	$13,232	$12,468
08/17	$11,979	$13,258	$12,309
09/17	$12,563	$13,581	$13,077
10/17	$12,743	$13,877	$13,189
11/17	$13,118	$14,299	$13,568
12/17	$13,179	$14,442	$13,514
01/18	$13,464	$15,203	$13,867
02/18	$12,894	$14,642	$13,330
03/18	$13,005	$14,349	$13,502
04/18	$13,226	$14,403	$13,618
05/18	$13,590	$14,810	$14,445
06/18	$13,701	$14,907	$14,549
07/18	$14,049	$15,401	$14,802
08/18	$14,390	$15,942	$15,440
09/18	$14,141	$15,968	$15,068
10/18	$12,496	$14,793	$13,432
11/18	$12,878	$15,089	$13,645
12/18	$11,434	$13,685	$12,024
01/19	$12,602	$14,859	$13,377
02/19	$13,151	$15,382	$14,072
03/19	$13,063	$15,606	$13,778
04/19	$13,717	$16,230	$14,247
05/19	$12,868	$15,179	$13,138
06/19	$13,877	$16,245	$14,067
07/19	$14,001	$16,487	$14,149
08/19	$13,592	$16,151	$13,450
09/19	$14,098	$16,434	$13,730
10/19	$14,423	$16,788	$14,091
11/19	$14,567	$17,426	$14,671
12/19	$14,856	$17,929	$15,094
01/20	$14,549	$17,910	$14,609
02/20	$13,376	$16,444	$13,379
03/20	$10,253	$14,182	$10,472
04/20	$11,679	$16,061	$11,911
05/20	$12,401	$16,920	$12,686
06/20	$12,383	$17,306	$13,134
07/20	$12,961	$18,289	$13,498
08/20	$13,316	$19,614	$14,258
09/20	$12,810	$18,900	$13,781
10/20	$13,083	$18,492	$14,070
11/20	$14,954	$20,741	$16,663
12/20	$15,861	$21,675	$18,104
01/21	$16,056	$21,578	$19,014
02/21	$17,245	$22,253	$20,199
03/21	$17,801	$23,050	$20,401
04/21	$18,678	$24,239	$20,829
05/21	$18,698	$24,349	$20,873
06/21	$18,552	$24,950	$21,278
07/21	$18,220	$25,372	$20,510
08/21	$18,505	$26,095	$20,969
09/21	$17,978	$24,924	$20,351
10/21	$18,798	$26,610	$21,216
11/21	$17,978	$26,205	$20,331
12/21	$19,013	$27,237	$20,784
01/22	$17,987	$25,634	$18,783
02/22	$18,104	$24,988	$18,984
03/22	$18,056	$25,799	$19,219
04/22	$16,981	$23,484	$17,315
05/22	$16,952	$23,452	$17,341
06/22	$15,302	$21,490	$15,915
07/22	$16,845	$23,506	$17,577
08/22	$16,141	$22,629	$17,216
09/22	$14,754	$20,531	$15,567
10/22	$16,220	$22,214	$17,281
11/22	$17,005	$23,374	$17,685
12/22	$16,063	$22,005	$16,538
01/23	$17,359	$23,521	$18,150
02/23	$16,940	$22,971	$17,843
03/23	$16,364	$23,585	$16,990
04/23	$15,997	$23,837	$16,685
05/23	$15,487	$23,929	$16,531
06/23	$16,639	$25,563	$17,875
07/23	$17,463	$26,480	$18,969
08/23	$16,783	$25,969	$18,021
09/23	$16,036	$24,732	$16,959
10/23	$15,199	$24,076	$15,803
11/23	$16,272	$26,321	$17,233
12/23	$17,673	$27,717	$19,339
01/24	$17,293	$28,024	$18,586
02/24	$18,196	$29,541	$19,637
03/24	$18,890	$30,494	$20,340
04/24	$17,778	$29,152	$18,909
05/24	$18,576	$30,530	$19,858
06/24	$18,223	$31,475	$19,677

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service Shares	9.52%	5.60%	6.18%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Index	10.06%	6.94%	7.00%

Performance Table Market Index Changed [Text Block]	Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio's broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
AssetsNet	$ 40,192,557	$ 40,192,557
Holdings Count | Holding	79	79
Advisory Fees Paid, Amount	$ 111,300
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$40,192,557
# of Portfolio Holdings	79
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$111,300

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Financials	17.5%
Health Care	14.9%
Industrials	14.4%
Information Technology	13.6%
Consumer Discretionary	12.3%
Energy	6.4%
Consumer Staples	5.5%
Real Estate	4.5%
Materials	3.9%
Communication Services	2.8%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

StepStone Group, Inc.,, A	2.3%
Stifel Financial Corp.	2.1%
Wintrust Financial Corp.	2.0%
Reinsurance Group of America, Inc.	1.9%
Brixmor Property Group, Inc.	1.8%
Enovis Corp.	1.7%
Graphic Packaging Holding Co.	1.7%
United Therapeutics Corp.	1.7%
Casella Waste Systems, Inc.,, A	1.7%
Chefs' Warehouse Inc.	1.7%

Material Fund Change [Text Block]
C000028469
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Emerging Markets Equity Portfolio
Class Name	Investor Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$60	1.16%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Investor Shares	MSCI Emerging Markets Index
06/14	$10,000	$10,000
07/14	$10,108	$10,193
08/14	$10,318	$10,422
09/14	$9,411	$9,650
10/14	$9,653	$9,764
11/14	$9,497	$9,660
12/14	$8,770	$9,215
01/15	$8,726	$9,270
02/15	$8,921	$9,558
03/15	$8,610	$9,422
04/15	$9,210	$10,147
05/15	$8,868	$9,740
06/15	$8,690	$9,486
07/15	$8,233	$8,829
08/15	$7,434	$8,030
09/15	$7,051	$7,788
10/15	$7,532	$8,344
11/15	$7,354	$8,018
12/15	$7,025	$7,839
01/16	$6,839	$7,331
02/16	$6,713	$7,319
03/16	$7,659	$8,287
04/16	$7,899	$8,332
05/16	$7,596	$8,021
06/16	$8,040	$8,342
07/16	$8,420	$8,762
08/16	$8,535	$8,980
09/16	$8,748	$9,096
10/16	$8,807	$9,117
11/16	$8,317	$8,698
12/16	$8,509	$8,717
01/17	$8,944	$9,194
02/17	$9,197	$9,475
03/17	$9,430	$9,714
04/17	$9,596	$9,927
05/17	$9,674	$10,221
06/17	$9,628	$10,324
07/17	$10,151	$10,939
08/17	$10,351	$11,183
09/17	$10,268	$11,138
10/17	$10,507	$11,529
11/17	$10,475	$11,552
12/17	$10,903	$11,967
01/18	$11,787	$12,964
02/18	$11,263	$12,366
03/18	$11,113	$12,136
04/18	$10,791	$12,083
05/18	$10,056	$11,655
06/18	$9,598	$11,172
07/18	$9,878	$11,417
08/18	$9,362	$11,109
09/18	$9,442	$11,050
10/18	$8,945	$10,088
11/18	$9,231	$10,503
12/18	$8,905	$10,224
01/19	$9,921	$11,120
02/19	$9,615	$11,144
03/19	$9,562	$11,238
04/19	$9,782	$11,475
05/19	$9,346	$10,642
06/19	$9,835	$11,306
07/19	$9,629	$11,168
08/19	$9,127	$10,623
09/19	$9,461	$10,826
10/19	$9,829	$11,283
11/19	$9,824	$11,267
12/19	$10,540	$12,107
01/20	$9,901	$11,543
02/20	$9,214	$10,935
03/20	$7,332	$9,251
04/20	$7,835	$10,098
05/20	$7,990	$10,176
06/20	$8,212	$10,924
07/20	$8,633	$11,900
08/20	$8,531	$12,163
09/20	$8,396	$11,969
10/20	$8,381	$12,215
11/20	$9,598	$13,345
12/20	$10,431	$14,326
01/21	$10,441	$14,766
02/21	$10,656	$14,878
03/21	$10,955	$14,654
04/21	$11,070	$15,018
05/21	$11,648	$15,367
06/21	$11,569	$15,393
07/21	$11,105	$14,357
08/21	$11,403	$14,733
09/21	$11,071	$14,148
10/21	$11,087	$14,288
11/21	$10,602	$13,705
12/21	$11,036	$13,963
01/22	$11,270	$13,699
02/22	$10,766	$13,290
03/22	$10,592	$12,989
04/22	$10,021	$12,267
05/22	$10,358	$12,321
06/22	$9,348	$11,502
07/22	$9,455	$11,473
08/22	$9,343	$11,521
09/22	$8,357	$10,171
10/22	$8,458	$9,856
11/22	$9,644	$11,317
12/22	$9,385	$11,158
01/23	$10,232	$12,039
02/23	$9,867	$11,259
03/23	$10,132	$11,600
04/23	$10,227	$11,469
05/23	$9,999	$11,276
06/23	$10,640	$11,705
07/23	$11,090	$12,434
08/23	$10,607	$11,668
09/23	$10,507	$11,362
10/23	$10,300	$10,920
11/23	$11,032	$11,794
12/23	$11,507	$12,255
01/24	$11,105	$11,686
02/24	$11,602	$12,243
03/24	$11,786	$12,546
04/24	$11,859	$12,603
05/24	$12,150	$12,673
06/24	$12,463	$13,170

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	17.13%	4.85%	2.23%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

AssetsNet	$ 326,443,292	$ 326,443,292
Holdings Count | Holding	82	82
Advisory Fees Paid, Amount	$ 1,593,690
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$326,443,292
# of Portfolio Holdings	82
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,593,690

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Financials	26.1%
Information Technology	21.8%
Consumer Discretionary	10.1%
Communication Services	9.1%
Industrials	7.3%
Consumer Staples	6.8%
Energy	5.9%
Materials	4.8%
Health Care	3.3%
Cash, Cash Equivalents and Repurchase Agreements	2.8%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
China Construction Bank Corp.,, H	3.1%
ASE Technology Holding Co. Ltd.	2.8%
Lenovo Group Ltd.	2.7%
Indus Towers Ltd.	2.4%
MediaTek, Inc.	2.2%
OTP Bank Nyrt	2.1%
SK Hynix, Inc.	2.1%
BB Seguridade Participacoes SA	2.0%
Banco do Brasil SA	1.9%

Material Fund Change [Text Block]
C000028468
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Emerging Markets Equity Portfolio
Class Name	Service Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$72	1.40%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Service Shares	MSCI Emerging Markets Index
06/14	$10,000	$10,000
07/14	$10,107	$10,193
08/14	$10,315	$10,422
09/14	$9,403	$9,650
10/14	$9,647	$9,764
11/14	$9,489	$9,660
12/14	$8,759	$9,215
01/15	$8,710	$9,270
02/15	$8,903	$9,558
03/15	$8,592	$9,422
04/15	$9,193	$10,147
05/15	$8,851	$9,740
06/15	$8,671	$9,486
07/15	$8,210	$8,829
08/15	$7,413	$8,030
09/15	$7,030	$7,788
10/15	$7,510	$8,344
11/15	$7,325	$8,018
12/15	$7,002	$7,839
01/16	$6,815	$7,331
02/16	$6,685	$7,319
03/16	$7,627	$8,287
04/16	$7,863	$8,332
05/16	$7,560	$8,021
06/16	$8,001	$8,342
07/16	$8,376	$8,762
08/16	$8,489	$8,980
09/16	$8,699	$9,096
10/16	$8,757	$9,117
11/16	$8,270	$8,698
12/16	$8,457	$8,717
01/17	$8,890	$9,194
02/17	$9,137	$9,475
03/17	$9,367	$9,714
04/17	$9,529	$9,927
05/17	$9,606	$10,221
06/17	$9,556	$10,324
07/17	$10,075	$10,939
08/17	$10,271	$11,183
09/17	$10,190	$11,138
10/17	$10,425	$11,529
11/17	$10,389	$11,552
12/17	$10,810	$11,967
01/18	$11,685	$12,964
02/18	$11,163	$12,366
03/18	$11,012	$12,136
04/18	$10,691	$12,083
05/18	$9,958	$11,655
06/18	$9,504	$11,172
07/18	$9,779	$11,417
08/18	$9,269	$11,109
09/18	$9,342	$11,050
10/18	$8,851	$10,088
11/18	$9,131	$10,503
12/18	$8,804	$10,224
01/19	$9,811	$11,120
02/19	$9,502	$11,144
03/19	$9,451	$11,238
04/19	$9,666	$11,475
05/19	$9,230	$10,642
06/19	$9,718	$11,306
07/19	$9,511	$11,168
08/19	$9,012	$10,623
09/19	$9,343	$10,826
10/19	$9,697	$11,283
11/19	$9,692	$11,267
12/19	$10,402	$12,107
01/20	$9,763	$11,543
02/20	$9,087	$10,935
03/20	$7,229	$9,251
04/20	$7,721	$10,098
05/20	$7,877	$10,176
06/20	$8,090	$10,924
07/20	$8,506	$11,900
08/20	$8,398	$12,163
09/20	$8,267	$11,969
10/20	$8,252	$12,215
11/20	$9,448	$13,345
12/20	$10,269	$14,326
01/21	$10,274	$14,766
02/21	$10,478	$14,878
03/21	$10,775	$14,654
04/21	$10,886	$15,018
05/21	$11,450	$15,367
06/21	$11,367	$15,393
07/21	$10,911	$14,357
08/21	$11,202	$14,733
09/21	$10,875	$14,148
10/21	$10,890	$14,288
11/21	$10,409	$13,705
12/21	$10,830	$13,963
01/22	$11,058	$13,699
02/22	$10,563	$13,290
03/22	$10,394	$12,989
04/22	$9,830	$12,267
05/22	$10,157	$12,321
06/22	$9,166	$11,502
07/22	$9,270	$11,473
08/22	$9,157	$11,521
09/22	$8,193	$10,171
10/22	$8,285	$9,856
11/22	$9,445	$11,317
12/22	$9,193	$11,158
01/23	$10,019	$12,039
02/23	$9,655	$11,259
03/23	$9,917	$11,600
04/23	$10,009	$11,469
05/23	$9,783	$11,276
06/23	$10,409	$11,705
07/23	$10,845	$12,434
08/23	$10,372	$11,668
09/23	$10,269	$11,362
10/23	$10,064	$10,920
11/23	$10,782	$11,794
12/23	$11,241	$12,255
01/24	$10,847	$11,686
02/24	$11,327	$12,243
03/24	$11,505	$12,546
04/24	$11,570	$12,603
05/24	$11,856	$12,673
06/24	$12,158	$13,170

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service Shares	16.80%	4.58%	1.97%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

AssetsNet	$ 326,443,292	$ 326,443,292
Holdings Count | Holding	82	82
Advisory Fees Paid, Amount	$ 1,593,690
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$326,443,292
# of Portfolio Holdings	82
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,593,690

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Financials	26.1%
Information Technology	21.8%
Consumer Discretionary	10.1%
Communication Services	9.1%
Industrials	7.3%
Consumer Staples	6.8%
Energy	5.9%
Materials	4.8%
Health Care	3.3%
Cash, Cash Equivalents and Repurchase Agreements	2.8%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
China Construction Bank Corp.,, H	3.1%
ASE Technology Holding Co. Ltd.	2.8%
Lenovo Group Ltd.	2.7%
Indus Towers Ltd.	2.4%
MediaTek, Inc.	2.2%
OTP Bank Nyrt	2.1%
SK Hynix, Inc.	2.1%
BB Seguridade Participacoes SA	2.0%
Banco do Brasil SA	1.9%

Material Fund Change [Text Block]
C000113248
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Class Name	Investor Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Investor Shares	MSCI World Index	GDMA Index
12/18	$10,000	$10,000	$10,000
12/18	$10,000	$10,000	$10,000
01/19	$10,551	$10,778	$10,465
02/19	$10,749	$11,102	$10,593
03/19	$10,870	$11,248	$10,728
04/19	$10,999	$11,647	$10,903
05/19	$10,672	$10,975	$10,662
06/19	$11,189	$11,698	$11,131
07/19	$11,197	$11,757	$11,144
08/19	$11,097	$11,516	$11,142
09/19	$11,157	$11,761	$11,205
10/19	$11,304	$12,060	$11,385
11/19	$11,494	$12,396	$11,500
12/19	$11,779	$12,768	$11,706
01/20	$11,736	$12,690	$11,745
02/20	$10,968	$11,618	$11,288
03/20	$9,975	$10,081	$10,414
04/20	$10,208	$11,182	$11,085
05/20	$10,424	$11,722	$11,377
06/20	$10,571	$12,033	$11,579
07/20	$10,950	$12,608	$12,041
08/20	$11,276	$13,450	$12,433
09/20	$11,083	$12,986	$12,197
10/20	$10,899	$12,587	$12,015
11/20	$11,549	$14,197	$12,893
12/20	$11,892	$14,799	$13,252
01/21	$11,760	$14,653	$13,128
02/21	$11,804	$15,028	$13,183
03/21	$11,997	$15,528	$13,276
04/21	$12,375	$16,250	$13,669
05/21	$12,542	$16,484	$13,831
06/21	$12,613	$16,730	$13,873
07/21	$12,859	$17,029	$14,090
08/21	$13,048	$17,453	$14,236
09/21	$12,569	$16,729	$13,815
10/21	$13,085	$17,676	$14,189
11/21	$12,904	$17,289	$14,013
12/21	$13,338	$18,027	$14,303
01/22	$12,705	$17,073	$13,778
02/22	$12,479	$16,641	$13,522
03/22	$12,370	$17,097	$13,502
04/22	$11,538	$15,676	$12,571
05/22	$11,584	$15,689	$12,593
06/22	$10,969	$14,330	$11,845
07/22	$11,421	$15,468	$12,441
08/22	$10,917	$14,822	$11,936
09/22	$10,205	$13,443	$11,074
10/22	$10,465	$14,408	$11,434
11/22	$11,119	$15,410	$12,100
12/22	$11,033	$14,755	$11,877
01/23	$11,456	$15,800	$12,492
02/23	$11,061	$15,420	$12,134
03/23	$11,398	$15,897	$12,514
04/23	$11,533	$16,175	$12,652
05/23	$11,264	$16,013	$12,465
06/23	$11,639	$16,982	$12,841
07/23	$11,812	$17,553	$13,102
08/23	$11,632	$17,133	$12,856
09/23	$11,194	$16,395	$12,390
10/23	$10,990	$15,919	$12,136
11/23	$11,744	$17,413	$13,011
12/23	$12,253	$18,267	$13,601
01/24	$12,304	$18,487	$13,588
02/24	$12,569	$19,271	$13,791
03/24	$12,864	$19,889	$14,050
04/24	$12,416	$19,151	$13,612
05/24	$12,844	$20,007	$14,005
06/24	$12,926	$20,444	$14,138

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/31/18
Investor Shares	11.05%	2.93%	4.78%
MSCI World Index	20.19%	11.78%	13.85%
GDMA Index	10.26%	4.93%	6.52%

Performance Inception Date		Dec. 31, 2018
AssetsNet	$ 234,643,460	$ 234,643,460
Holdings Count | Holding	527	527
Advisory Fees Paid, Amount	$ 735,113
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$234,643,460
# of Portfolio Holdings	527
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$735,113

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Sovereign Debt	21.5%
Information Technology	14.6%
Financials	13.6%
Health Care	10.3%
Industrials	8.2%
Consumer Discretionary	6.9%
Communication Services	6.5%
Consumer Staples	6.4%
U.S. Treasury Securities	2.7%
Real Estate	2.2%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	2.4%
NVIDIA Corp.	2.4%
Apple, Inc.	1.8%
Alphabet, Inc.,, C	1.3%
iShares MSCI World ETF	1.2%
U.S. Treasury Bonds 1.750% due 08/15/41	1.2%
Meta Platforms, Inc.,, A	0.9%
Novo Nordisk AS,, B	0.8%
Amazon.com, Inc.	0.8%
Spain Government Bonds (Spain) 1.000% due 07/30/42	0.7%

Material Fund Change [Text Block]
C000113249
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Class Name	Service Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Service Shares	MSCI World Index	GDMA Index
06/14	$10,000	$10,000	$10,000
07/14	$9,820	$9,840	$9,875
08/14	$10,007	$10,056	$10,011
09/14	$9,756	$9,784	$9,736
10/14	$9,881	$9,848	$9,768
11/14	$9,991	$10,044	$9,848
12/14	$9,861	$9,883	$9,735
01/15	$9,695	$9,704	$9,639
02/15	$10,111	$10,273	$9,881
03/15	$9,961	$10,111	$9,757
04/15	$10,160	$10,349	$9,923
05/15	$10,152	$10,384	$9,851
06/15	$10,002	$10,142	$9,715
07/15	$10,144	$10,324	$9,814
08/15	$9,635	$9,640	$9,495
09/15	$9,501	$9,285	$9,344
10/15	$9,944	$10,020	$9,724
11/15	$9,902	$9,970	$9,619
12/15	$9,817	$9,794	$9,560
01/16	$9,502	$9,209	$9,316
02/16	$9,451	$9,140	$9,385
03/16	$9,962	$9,761	$9,830
04/16	$10,039	$9,903	$9,986
05/16	$10,031	$9,959	$9,947
06/16	$10,065	$9,847	$10,036
07/16	$10,346	$10,263	$10,286
08/16	$10,262	$10,271	$10,265
09/16	$10,330	$10,325	$10,321
10/16	$10,073	$10,126	$10,078
11/16	$10,013	$10,271	$9,950
12/16	$10,141	$10,517	$10,046
01/17	$10,365	$10,770	$10,224
02/17	$10,605	$11,069	$10,390
03/17	$10,716	$11,187	$10,453
04/17	$10,896	$11,353	$10,589
05/17	$11,111	$11,593	$10,783
06/17	$11,137	$11,637	$10,799
07/17	$11,394	$11,916	$11,019
08/17	$11,462	$11,932	$11,081
09/17	$11,644	$12,200	$11,156
10/17	$11,825	$12,430	$11,240
11/17	$12,101	$12,700	$11,424
12/17	$12,223	$12,871	$11,521
01/18	$12,749	$13,551	$11,894
02/18	$12,268	$12,990	$11,595
03/18	$12,169	$12,707	$11,530
04/18	$12,160	$12,853	$11,504
05/18	$12,214	$12,934	$11,497
06/18	$12,151	$12,927	$11,468
07/18	$12,432	$13,331	$11,638
08/18	$12,566	$13,496	$11,716
09/18	$12,593	$13,572	$11,698
10/18	$11,848	$12,575	$11,204
11/18	$11,957	$12,719	$11,284
12/18	$11,421	$11,752	$10,969
01/19	$12,050	$12,666	$11,479
02/19	$12,276	$13,048	$11,620
03/19	$12,414	$13,219	$11,768
04/19	$12,562	$13,688	$11,960
05/19	$12,188	$12,898	$11,696
06/19	$12,778	$13,748	$12,210
07/19	$12,788	$13,817	$12,224
08/19	$12,673	$13,534	$12,223
09/19	$12,752	$13,822	$12,291
10/19	$12,910	$14,173	$12,489
11/19	$13,127	$14,568	$12,615
12/19	$13,452	$15,005	$12,841
01/20	$13,393	$14,914	$12,883
02/20	$12,526	$13,654	$12,382
03/20	$11,382	$11,847	$11,424
04/20	$11,648	$13,141	$12,159
05/20	$11,895	$13,776	$12,480
06/20	$12,062	$14,141	$12,701
07/20	$12,496	$14,817	$13,208
08/20	$12,859	$15,806	$13,639
09/20	$12,639	$15,261	$13,380
10/20	$12,428	$14,793	$13,180
11/20	$13,160	$16,685	$14,142
12/20	$13,561	$17,392	$14,537
01/21	$13,410	$17,220	$14,401
02/21	$13,450	$17,661	$14,461
03/21	$13,671	$18,249	$14,563
04/21	$14,102	$19,097	$14,994
05/21	$14,292	$19,372	$15,172
06/21	$14,373	$19,661	$15,218
07/21	$14,643	$20,013	$15,455
08/21	$14,860	$20,511	$15,616
09/21	$14,303	$19,660	$15,154
10/21	$14,901	$20,773	$15,565
11/21	$14,684	$20,318	$15,372
12/21	$15,179	$21,185	$15,690
01/22	$14,457	$20,065	$15,114
02/22	$14,200	$19,557	$14,833
03/22	$14,076	$20,093	$14,811
04/22	$13,127	$18,423	$13,790
05/22	$13,179	$18,438	$13,814
06/22	$12,478	$16,841	$12,993
07/22	$12,993	$18,178	$13,647
08/22	$12,410	$17,419	$13,093
09/22	$11,599	$15,799	$12,148
10/22	$11,895	$16,933	$12,542
11/22	$12,630	$18,110	$13,273
12/22	$12,542	$17,340	$13,028
01/23	$13,013	$18,568	$13,703
02/23	$12,575	$18,122	$13,311
03/23	$12,948	$18,682	$13,727
04/23	$13,101	$19,009	$13,878
05/23	$12,794	$18,819	$13,673
06/23	$13,211	$19,958	$14,086
07/23	$13,419	$20,628	$14,372
08/23	$13,202	$20,135	$14,102
09/23	$12,703	$19,267	$13,591
10/23	$12,483	$18,709	$13,313
11/23	$13,330	$20,463	$14,272
12/23	$13,898	$21,468	$14,919
01/24	$13,956	$21,726	$14,906
02/24	$14,258	$22,647	$15,128
03/24	$14,594	$23,374	$15,412
04/24	$14,084	$22,507	$14,931
05/24	$14,571	$23,513	$15,363
06/24	$14,664	$24,021	$15,510

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service Shares	11.00%	2.79%	3.90%
MSCI World Index	20.19%	11.78%	9.16%
GDMA Index	10.26%	4.93%	4.49%

AssetsNet	$ 234,643,460	$ 234,643,460
Holdings Count | Holding	527	527
Advisory Fees Paid, Amount	$ 735,113
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$234,643,460
# of Portfolio Holdings	527
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$735,113

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Sovereign Debt	21.5%
Information Technology	14.6%
Financials	13.6%
Health Care	10.3%
Industrials	8.2%
Consumer Discretionary	6.9%
Communication Services	6.5%
Consumer Staples	6.4%
U.S. Treasury Securities	2.7%
Real Estate	2.2%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	2.4%
NVIDIA Corp.	2.4%
Apple, Inc.	1.8%
Alphabet, Inc.,, C	1.3%
iShares MSCI World ETF	1.2%
U.S. Treasury Bonds 1.750% due 08/15/41	1.2%
Meta Platforms, Inc.,, A	0.9%
Novo Nordisk AS,, B	0.8%
Amazon.com, Inc.	0.8%
Spain Government Bonds (Spain) 1.000% due 07/30/42	0.7%

Material Fund Change [Text Block]